CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
ASSETS
Cash and cash equivalents	$ 74,051	¥ 540,523		¥ 370,193
Restricted cash	18,814	137,332		2,435
Amounts due from related parties		4,411		509
Accounts receivable and contract assets, net (net of allowance for credit losses of RMB17,953 and RMB21,200 as of December 31, 2023 and 2024, respectively)	409,184	2,986,755		2,103,545
Financial assets receivable, net (net of allowance for credit losses of RMB7,207 and RMB1,250 as of December 31, 2023 and 2024, respectively)	40,207	293,483		991,628
Prepaid expenses and other current assets, net (net of allowance for credit losses of RMB13,205 and RMB771 as of December 31, 2023 and 2024, respectively)	51,784	377,978		1,921,547
Deferred tax assets , net	9,919	72,405		61,174
Property and equipment , net	6,082	44,397		40,332
Right-of-use assets	7,228	52,759		49,659
Long-term investments, net	22,230	162,267		101,481
Other non-current assets	101,048	737,583		2,263
TOTAL ASSETS	741,151	5,409,893		5,644,766
Liabilities including amounts of the consolidated VIEs without recourse to the Company (Note 2(b)):
Deferred guarantee income	31,442	229,503		886,862
Contingent guarantee liabilities	29,269	213,644		933,947
Payroll and welfare payables	19,737	144,065		94,856
Amounts due to related parties	12,323	89,947		11,325
Tax payables	94,123	687,034		568,819
Accrued expenses and other liabilities	118,696	866,409		720,538
Lease liabilities	7,080	51,677		47,958
TOTAL LIABILITIES	312,670	2,282,279		3,264,305
Commitments and Contingencies (Note 15) | $
SHAREHOLDERS' EQUITY
Treasury stock (3,970,056 and 2,621,816 shares as of December 31, 2023 and December 31, 2024, respectively)	(3,958)	(28,889)		(35,443)
Additional paid-in capital	124,621	909,649		901,932
Retained earnings	307,072	2,241,414		1,525,841
Accumulated other comprehensive (loss) income	973	7,099		(10,189)
Total Jiayin Group shareholder's equity	428,708	3,129,273		2,382,141
Noncontrolling interests	(227)	(1,659)		(1,680)
TOTAL SHAREHOLDERS' EQUITY	428,481	3,127,614		2,380,461
TOTAL LIABILITIES AND EQUITY	741,151	5,409,893		5,644,766
Related Party
ASSETS
Amounts due from related parties	604	4,411		509
Liabilities including amounts of the consolidated VIEs without recourse to the Company (Note 2(b)):
Amounts due to related parties				11,325
Class A Ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares value	0	0		0
Class B Ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares value	$ 0	¥ 0		¥ 0